CURRENT AND DEFERRED TAXES (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of non-adjusting events after reporting period [line items]
Income tax, applicable tax rate (in percent)	27.00%	25.50%	24.00%
Decrease in deferred tax liabilities	$ 172,900
Other increases (decreases) in legal tax charges	110,000
Other adjustments for permanent differences	62,900
Total Deferred tax assets not recognized	137,761	$ 81,155
Tax loss under deferred tax assets not recognized	447,150	$ 247,920
Re evaluation of projections written off	$ 46,492
Changes In Tax Rates Or Tax Laws Enacted Or Announced [Member]
Disclosure of non-adjusting events after reporting period [line items]
Income tax, applicable tax rate (in percent)	27.00%